Commitments	12 Months Ended
Sep. 30, 2012
Commitments [Abstract]
Commitments Disclosure [Text Block]
Note 21 – Commitments

Operating Lease Commitments

The Company is committed to future minimum annual operating lease payments for office and branch premises, which expire through 2027 as follows:

Aggregate Lease Payments
2013	$19,261
2014	15,829
2015	11,165
2016	5,926
2017	4,294
Thereafter	16,294
$72,769